Operating profit	12 Months Ended
Dec. 31, 2020
Operating profit
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Selling, general and administrative costs

In 2020, Selling, general and administrative costs includes a credit of $51m (2019: credit of $516m; 2018: credit of $482m) resulting from changes in the fair value of contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2020, Selling, general and administrative costs also includes a credit of $143m (2019:  credit of $58m; 2018:  credit of $32m)  resulting from changes in the fair value of contingent consideration arising from the acquisition of Almirall's respiratory business. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future milestones payable.

In 2020, Selling, general and administrative costs also includes a credit of $9m (2019:  charge of $610m; 2018:  credit of $219m)  relating to a number of legal proceedings including settlements in various jurisdictions in relation to several marketed products.

In 2020, there were no changes in estimates of cash flows arising from the put option over the non-controlling interest in Acerta Pharma, and therefore no charge or credit to Selling, general and administrative costs (2019: charge of $172m; 2018: credit of $113m).

Research and development expense: Government grants

During the year $222m of government grants were recognised within Operating profit. Substantially all of the grants recognised relate to funding for research and development and related expenses for COVID-19 Vaccine AstraZeneca ($161m) and AZD7442 ($61m). Historically, AstraZeneca did not receive any substantial government grants prior to the commencement of these programmes.

Other operating income and expense

	2020	2019	2018
	$m	$m	$m
Royalties
Income	149	146	96
Amortisation	(2)	(4)	(4)
Gains on disposal of intangible assets	1,030	1,243	1,885
Net gains/(losses) on disposal of other non-current assets	25	(21)	(8)
Impairment of property, plant and equipment	(12)	–	–
Legal settlements[1]	–	–	374
Other income[2]	406	285	277
Other expense	(68)	(108)	(93)
Other operating income and expense	1,528	1,541	2,527

[1]	Primarily driven by a $352m settlement of legal action in Canada in relation to a patent infringement of Losec/Prilosec.
[2]	Other income in 2020 includes $107m of payments from Allergan in respect of the development of brazikumab (2019: $nil; 2018: $nil).

Royalty amortisation relates to intangible assets recorded in respect of income streams acquired with MedImmune.

Gains on disposal of intangible assets in 2020 includes $350m on disposal of global rights excluding US, India and Japan to established hypertension medicines to Atnahs Pharma, $400m on disposal of rights in over 70 countries to Atacand to Cheplapharm and $120m on the sale of an FDA Priority Review Voucher.

Gains on disposal of intangible assets in 2019 includes $515m on disposal of US rights to Synagis to Sobi, $243m on disposal of rights to Losec globally excluding China, Japan, the US and Mexico to Cheplapharm, $181m on disposal of rights to Arimidex and Casodex in Europe and certain additional countries to Juvisé Pharmaceuticals and $213m on disposal of commercialisation rights to Seroquel and Seroquel XR in Europe, Russia, US and Canada to Cheplapharm.

As part of the total consideration received in respect of the agreement to sell US rights to Synagis in 2019,  $150m related to the rights to participate in the future cash flows from the US profits or losses for nirsevimab. A further $40m has been received in 2020. The total amount has been recognised as a financial liability as the Group has not fully transferred the risks and rewards of the underlying cash flows arising from nirsevimab to Sobi. This liability is presented in Other payables within Non-current liabilities. The associated cash flow is presented within Investing Activities as the Group has received the cash in exchange for agreeing to transfer future cash flows relating to an intangible asset.

Gains on disposal of intangible assets in 2018 includes $695m on the disposal of Europe rights to Nexium, $527m on the disposal of rights to Seroquel in the UK, China and other international markets, $210m from the sale of rights to Atacand in Europe to Cheplapharm, milestone receipts of $172m from the disposal of the anaesthetics portfolio outside the US to Aspen and $139m from the sale of the global rights to Alvesco, Omnaris and Zetonna to Covis.

Restructuring costs

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 21.

	2020	2019	2018
	$m	$m	$m
Cost of sales	53	73	432
Research and development expense	35	101	94
Selling, general and administrative costs	162	173	181
Other operating income and expense	1	–	(10)
Total charge	251	347	697

	2020	2019	2018
	$m	$m	$m
Severance costs	26	137	41
Accelerated depreciation and impairment[1]	17	(67)	259
Other	208	277	397
Total charge	251	347	697

[3]	Included within accelerated depreciation and impairment in 2019 is a credit relating to the impairment reversal of two manufacturing sites in Colorado, US. Refer to Note 7 for further details.

Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of decommissioning sites impacted by changes to our global footprint, temporary lease costs during relocation, internal project costs and external consultancy fees.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2020	2019	2018
	$m	$m	$m
Losses on forward foreign exchange contracts	(86)	(112)	(100)
Gains on receivables and payables	89	66	43
Total	3	(46)	(57)

Impairment charges

Details of impairment charges for 2020, 2019 and 2018 are included in Notes 7 and 10.